Trade Receivables and Trade Payables	6 Months Ended
Jun. 30, 2025
Trade Receivables and Trade Payables [Abstract]
Trade Receivables and Trade Payables
9	TRADE RECEIVABLES AND TRADE PAYABLES

	As of
	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Trade receivables, gross
Third parties	8,409,351	12,589,414	2,988,443
Trade receivables, net	8,409,351	12,589,414	2,988,443

Trade receivables are non-interest bearing, generally on 30 to 90 days credit term. They are recognized at their original invoice amounts which represent their fair values on initial recognition.

	As of
	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Trade payables, gross
Third parties	-	816,366	193,787
Trade payables, net	-	816,366	193,787

Trade payables are non-interest bearing, generally on 30 to 90 days credit term. They are recognized at their original invoice amounts which represent their fair values on initial recognition.